Property and Equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property and Equipment, net
Property and Equipment, net
3.	Property and Equipment, net

Property and equipment, net consist of the following (in thousands):

		December 31,	June 30,
	Useful Life	2022	2023
Land	—	$5,025	$5,025
Buildings	40 years	8,325	8,325
Furniture and fixtures	7 years	677	677
Lab equipment	5 years	4,003	4,003
Leasehold improvements	Lesser of estimated useful life or related lease term	52	52
Office equipment	5 years	17	17
Vehicles	5 years	112	112
		18,211	18,211
Less: Accumulated depreciation		(2,690)	(3,259)
		$15,521	$14,952

Depreciation expense related to property and equipment was $0.6 million for each of the six months ended June 30, 2022 and 2023.

3. Property and Equipment, net

Property and equipment, net consist of the following (in thousands) as of December 31:

	December 31,
	Useful Life	2021	2022
Land	—	$5,025	$5,025
Buildings	40 years	8,311	8,325
Furniture and fixtures	7 years	677	677
Lab equipment	5 years	3,907	4,003
Leasehold improvements	Lesser of estimated useful life or related lease term	52	52
Office equipment	5 years	17	17
Vehicles	5 years	112	112
		18,101	18,211
Less: Accumulated depreciation		(1,534)	(2,690)
		$16,567	$15,521

Depreciation expense related to property and equipment was $1.1 million and $1.2 million for the years ended December 31, 2021 and 2022, respectively. No gains or losses on the disposal of property and equipment have been recorded for the years ended December 31, 2021 and 2022.